Financial instruments - Fair values and risk management	12 Months Ended
Dec. 31, 2023
Financial Risk Management And Fair Value Of Financial Instruments [Abstract]
Financial instruments - Fair values and risk management	Financial instruments - Fair values and risk management
A.Accounting classification and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2023
Financial asset measured at fair value
Financial assets at FVTPL	20	$20,405,264	$—	$—	$20,405,264	$—	$—	$20,405,264	$20,405,264
Financial assets at amortized cost
Trade receivables	19	$—	$4,058,007	$—	$4,058,007	n/a	n/a	n/a	n/a
Deposits and other receivables	17,19	—	6,028,021	—	6,028,021	n/a	n/a	n/a	n/a
Amount due from a related company		—	5,123	—	5,123	n/a	n/a	n/a	n/a
Amounts due from equity-accounted investees		—	132,114	—	132,114	n/a	n/a	n/a	n/a
Short-term deposits		—	16,000,000	—	16,000,000	n/a	n/a	n/a	n/a
Cash and cash equivalents	21(b)	—	45,706,448	—	45,706,448	n/a	n/a	n/a	n/a
		$—	$71,929,713	$—	$71,929,713
Financial liabilities measured at fair value
Warrant liabilities	27	$223,850	$—	$—	$223,850	223,850	—	—	223,850
Financial liabilities at amortized cost
Trade payables		$—	$—	$1,671,019	$1,671,019	n/a	n/a	n/a	n/a
Accrued expenses and other liabilities	22	—	—	8,174,815	8,174,815	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	14,622,529	14,622,529	n/a	n/a	n/a	n/a
		$—	$—	$24,468,363	$24,468,363

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2022
Financial asset measured at fair value
Financial assets at FVTPL	20	$17,537,608	$—	$—	$17,537,608	$—	$—	$17,537,608	$17,537,608
Financial assets at amortized cost
Trade receivables	19	$—	$41,691,913	$—	$41,691,913	n/a	n/a	n/a	n/a
Deposits and other receivables	17,19	—	8,181,576	—	8,181,576	n/a	n/a	n/a	n/a
Short-term deposits		—	19,920,160	—	19,920,160	n/a	n/a	n/a	n/a
Cash and cash equivalents	21(b)	—	146,660,195	—	146,660,195	n/a	n/a	n/a	n/a
		$—	$216,453,844	$—	$216,453,844
Financial liabilities measured at fair value
Warrant liabilities	27	$3,574,885	$—	$—	$3,574,885	3,574,885	—	—	3,574,885
Financial liabilities at amortized cost
Trade payables		$—	$—	$7,291,133	$7,291,133	n/a	n/a	n/a	n/a
Accrued expenses and other liabilities	22	—	—	15,668,734	15,668,734	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	17,138,905	17,138,905	n/a	n/a	n/a	n/a
		$—	$—	$40,098,772	$40,098,772
The Group’s finance team is responsible for overseeing the valuation of the financial instruments of the unlisted securities which are categorized into Level 3 of the fair value hierarchy. The team reports directly to the chief financial officer. Valuation results with analysis of changes in fair value measurement are prepared by the team with the assistance from external valuers where necessary and reviewed by the chief financial officer at each quarter end and annual reporting date. The valuation process is documented and updated where appropriate by the team and reviewed by the chief financial officer quarterly that coincides with the reporting dates.
B.Measurement of fair values
(i)Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used.
Financial instruments measured at fair value

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTPL	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher.
	Discounted cash flow method	Risk-adjusted discount rate: 17.5% Discount for lack of marketability: 32.5%	The estimated fair value would increase if: –the risk-adjusted discount rate was lower; or –the discount for lack of marketability was lower.
(ii)Transfers between Levels 1 and 2
There were no transfers from Level 2 to Level 1 in 2023 and no transfers in either direction in 2022.
(iii)Level 3 recurring fair values
Reconciliation of Level 3 fair values
The following table shows a reconciliation of financial assets at FVTPL from the opening balances to the closing balances for Level 3 fair values.

	2023	2022
Balance at January 1	$17,537,608	$9,906,000
Additions	10,002,442	20,000,000
Redemption	—	(3,004,897)
Changes in fair value recognized in profit or loss	(7,134,786)	(9,363,495)
Balance at December 31	$20,405,264	$17,537,608
C.Financial risk management
The Group has exposure to the following risks arising from financial instruments:
-credit risk (see (C)(ii));
-liquidity risk (see (C)(iii)); and
-currency risk (see (C)(iv)).
(i)Risk management framework
The Company's board of directors has overall responsibility for the establishment and oversight of the Group's risk management framework. The management of the Group establishes policies and procedures around risk identification, measurement and management; and setting and monitoring risk limits and controls, in accordance with the objectives and underlying principles in the risk management framework approved by the board of directors. Risk management policies and procedures are reviewed regularly to reflect changes in market conditions and the Group's activities.
(ii)Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group's receivables from customers.
The carrying amounts of financial assets represent the maximum credit exposure.
Trade receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. At December 31, 2023 and 2022, 11% and 56% of the total trade receivables were due from the Group’s largest customer, and 26% and 73% of the total trade receivables were due from the Group’s five largest customers, respectively.
Individual credit evaluations are performed on all customers requiring credit over a certain amount. These take into account the customer’s past payment history, financial position and other factors. Trade receivables are due within 30 to 90 days from the billing date. The Group does not obtain collateral in respect of trade and other receivables. The Group does not have trade receivable for which no loss allowance is recognized because of collateral.
Expected credit loss assessment for individual customers
The Group has applied the simplified approach in IFRS 9 Financial Instruments to measure the loss allowance at lifetime ECL. The Group determines the expected credit losses on trade receivables by using a provision matrix, estimated based on historical credit loss experience based on the past due status of the debtors, adjusted as appropriate to reflect current conditions and estimates of future economic conditions at the reporting date.
At December 31, 2023 and 2022, the overall expected loss rate was 37.40% and 3.68%, respectively, which reflected the settlement experience on the trade receivables.
Movement in the allowance for impairment in respect of trade receivables
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
Balance at January 1	$1,592,119	$518,968
Additions from acquisition (note 34(C))	—	1,263,570
Net remeasurement of loss allowance	782,488	(136,493)
Amounts written off	(41,776)	(33,808)
Exchange differences	91,278	(20,118)
Balance at December 31	$2,424,109	$1,592,119
Cash and cash equivalents
The Group held cash and cash equivalents and short-term deposits of $45,706,448 and $16,000,000 at December 31, 2023, respectively (2022: $146,660,195 and $19,920,160, respectively). The cash and cash equivalents and short-term deposits are held with bank and financial institution counterparties with high credit-ratings assigned by international credit-rating agencies.
Impairment on cash and cash equivalents and short-term deposits has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents and short-term deposits have low credit risk based on the external credit ratings of the counterparties.
(iii)Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group's objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group's reputation.
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments.

		Contractual undiscounted cash flows
	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
Balance at December 31, 2023
Trade payables	$1,671,019	$1,671,019	$1,671,019	$—	$—
Accrued expenses and other liabilities	8,174,815	8,174,815	8,174,815	—	—
Lease liabilities	2,369,388	2,440,587	1,549,027	787,708	103,852
Liabilities for puttable financial instrument	14,622,529	14,622,529	14,622,529	—	—
	$26,837,751	$26,908,950	$26,017,390	$787,708	$103,852
Balance at December 31, 2022
Trade payables	$7,291,133	$7,291,133	$7,291,133	$—	$—
Accrued expenses and other liabilities	15,668,734	15,668,734	15,611,421	57,313	—
Lease liabilities	6,646,163	7,308,540	3,022,367	1,678,615	2,607,558
Liabilities for puttable financial instrument	17,138,905	17,138,905	17,138,905	—	—
	$46,744,935	$47,407,312	$43,063,826	$1,735,928	$2,607,558
(iv)Market risk
Market risk is the risk that changes in market prices – e.g. foreign exchange rates – will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.
Currency risk
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases and receivables are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily USD, Hong Kong dollar ("HKD"), British Pound ("GBP") and New Taiwan dollar ("TWD"). The currencies in which theses transactions are primarily denominated are USD, HKD, GBP, TWD and Renminbi ("RMB").
As the HKD is pegged to the USD, the Group considers the risk of movements in exchange rates between the HKD and the USD to be insignificant.
Exposure to currency risk
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows.

	December 31, 2023		December 31, 2022
	USD	RMB	USD	RMB
Trade receivables	$50,696	$—	$79,220	$—
Deposits, prepayments and other receivables	76,586	—	2,972,471	872,455
Cash and cash equivalents	41,388,803	253,839	12,225,385	14
Trade payables	(45,754)	(167,889)	(3,984,494)	(2,029,309)
Accrued expenses and other liabilities	—	(2,608)	(3,741,359)	—
Net exposure	$41,470,331	$83,342	$7,551,223	$(1,156,840)
The following significant exchange rates have been applied.

	Average rate		Year-end spot rate
	2023	2022	2023	2022
USD 1	$7.82	$7.83	$7.81	$7.78
RMB 1	1.10	1.17	1.10	1.11
Sensitivity analysis
The following table indicates the instantaneous change in the Group’s loss after tax (and accumulated losses) that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant.

	2023		2022
	Increase/(decrease) in foreign exchange rates	Decrease/(increase) on loss after tax and accumulated losses	Increase/(decrease) in foreign exchange rates	Decrease/(increase) on loss after tax and accumulated losses
	%		%
USD	1	$(346,058)	1	$(63,061)
	(1)	346,058	(1)	63,061
RMB	5	(3,478)	5	48,298
	(5)	3,478	(5)	(48,298)